Expense Example - The Future Fund Long/Short ETF - The Future Fund Long/Short ETF	May 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 163
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	$ 2,343